Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

Note 3

Prepaid Expenses and Other Current Assets:

The Company’s prepaid expenses and other current assets consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Vendor prepayments	$23,200	$37,538
VAT recoverable and other current assets	59,830	38,551
Prepaid insurance	513,450	187,446
Prepaid expenses	71,841	28,419

Total prepaid expenses and other current assets	$668,321	$291,954